Equity (Narratives) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Equity [abstract]
Percentage of acquisition of issued share capital		14.00%
Percentage of acquisition of augmentation of issued share capital		25.00%
Percentage of acquisition of augmentation of existing holding up to		25.00%
Percentage of acquisition of augmentation of existing holding less than		25.00%
Expenses from equity compensation plans | $		$ 12	$ 10	$ 7
Weighted average share price | (per share)	₪ 18.3	$ 5.74
Number of shares acquired by subsidiaries or associates under purchase plan		22.4
Total shares held by the company and it's subsidiaries	24.5	24.5